BALANCE SHEET COMPONENTS - Intangible Assets, Net (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Finite-Lived Intangible Assets [Line Items]
Total future amortization expense	$ 420
Trademarks and purchased technology
Finite-Lived Intangible Assets [Line Items]
Gross	2,162	$ 1,815
Accumulated Amortization	(1,742)	(1,359)
Total future amortization expense	$ 420	$ 456